Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000144795
Shareholder Report [Line Items]
Fund Name	International Disciplined Equity Fund
Class Name	Investor Class
Trading Symbol	PRCNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - Investor Class	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Health care contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection and an underweight to the sector, which lagged the benchmark with a negative return. An underweight position in Danish drugmaker Novo Nordisk, whose shares slumped over the period, added value. The industrials and business services sector was the next-largest contributor to relative returns owing to positive stock selection. French aerospace and defense contractor Thales was a key contributor.

  Consumer staples stocks detracted significantly from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark return. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a significant detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund relies on a style-agnostic, opportunistically contrarian approach and seeks to add value by investing in quality businesses that appear to have low expectations and inflecting fundamentals. Bottom-up stock selection based on in-depth company research, combined with a top-down awareness of sector and regional exposures, drives the fund’s allocations. Consumer staples was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Disciplined Equity Fund (Investor Class)	18.41%	10.71%	6.92%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 454,409,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$454,409 Number of Portfolio Holdings85
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Industrials & Business Services	13.9
Consumer Staples	11.9
Health Care	10.5
Consumer Discretionary	8.5
Information Technology	8.1
Materials	7.3
Communication Services	3.8
Energy	2.9
Other	11.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares MSCI EAFE ETF	2.0%
Investor	1.8
Sanofi	1.7
Industrivarden	1.7
Siemens	1.7
Cellnex Telecom	1.7
L E Lundbergforetagen	1.6
Nestle	1.6
Mitsubishi UFJ Financial Group	1.5
LVMH Moet Hennessy Louis Vuitton	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to International Disciplined Equity Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis, and into the T. Rowe Price Overseas Stock Fund. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000144796
Shareholder Report [Line Items]
Fund Name	International Disciplined Equity Fund
Class Name	Advisor Class
Trading Symbol	PRNCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - Advisor Class	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Health care contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection and an underweight to the sector, which lagged the benchmark with a negative return. An underweight position in Danish drugmaker Novo Nordisk, whose shares slumped over the period, added value. The industrials and business services sector was the next-largest contributor to relative returns owing to positive stock selection. French aerospace and defense contractor Thales was a key contributor.

  Consumer staples stocks detracted significantly from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark return. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a significant detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund relies on a style-agnostic, opportunistically contrarian approach and seeks to add value by investing in quality businesses that appear to have low expectations and inflecting fundamentals. Bottom-up stock selection based on in-depth company research, combined with a top-down awareness of sector and regional exposures, drives the fund’s allocations. Consumer staples was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Disciplined Equity Fund (Advisor Class)	18.27%	10.59%	6.81%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 454,409,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$454,409 Number of Portfolio Holdings85
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Industrials & Business Services	13.9
Consumer Staples	11.9
Health Care	10.5
Consumer Discretionary	8.5
Information Technology	8.1
Materials	7.3
Communication Services	3.8
Energy	2.9
Other	11.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares MSCI EAFE ETF	2.0%
Investor	1.8
Sanofi	1.7
Industrivarden	1.7
Siemens	1.7
Cellnex Telecom	1.7
L E Lundbergforetagen	1.6
Nestle	1.6
Mitsubishi UFJ Financial Group	1.5
LVMH Moet Hennessy Louis Vuitton	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to International Disciplined Equity Fund. Effective 4/17/26, the fund will be reorganized on a tax-free basis, and into the T. Rowe Price Overseas Stock Fund. Liquidation and termination of the International Disciplined Equity Fund Advisor Class have been approved for 4/4/26. The fund’s 1/1/26 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000184324
Shareholder Report [Line Items]
Fund Name	International Disciplined Equity Fund
Class Name	I Class
Trading Symbol	RICIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - I Class	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Health care contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection and an underweight to the sector, which lagged the benchmark with a negative return. An underweight position in Danish drugmaker Novo Nordisk, whose shares slumped over the period, added value. The industrials and business services sector was the next-largest contributor to relative returns owing to positive stock selection. French aerospace and defense contractor Thales was a key contributor.

  Consumer staples stocks detracted significantly from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark return. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a significant detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund relies on a style-agnostic, opportunistically contrarian approach and seeks to add value by investing in quality businesses that appear to have low expectations and inflecting fundamentals. Bottom-up stock selection based on in-depth company research, combined with a top-down awareness of sector and regional exposures, drives the fund’s allocations. Consumer staples was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
International Disciplined Equity Fund (I Class)	18.68%	10.95%	7.45%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	8.36

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 454,409,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,580,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$454,409 Number of Portfolio Holdings85
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Industrials & Business Services	13.9
Consumer Staples	11.9
Health Care	10.5
Consumer Discretionary	8.5
Information Technology	8.1
Materials	7.3
Communication Services	3.8
Energy	2.9
Other	11.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares MSCI EAFE ETF	2.0%
Investor	1.8
Sanofi	1.7
Industrivarden	1.7
Siemens	1.7
Cellnex Telecom	1.7
L E Lundbergforetagen	1.6
Nestle	1.6
Mitsubishi UFJ Financial Group	1.5
LVMH Moet Hennessy Louis Vuitton	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to International Disciplined Equity Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis, and into the T. Rowe Price Overseas Stock Fund. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless